Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 22,444	$ 11,803	$ 8,534
Interest expense from financial instruments measured at amortized cost	(19,643)	(6,696)	(3,366)
Net interest income from financial instruments measured at fair value through profit or loss and other	1,765	1,410	1,437
Net interest income	4,566	6,517	6,605
Other net income from financial instruments measured at fair value through profit or loss	9,934	7,493	5,844
Fee and commission income	20,399	20,846	24,422
Fee and commission expense	(1,790)	(1,823)	(1,985)
Net fee and commission income	18,610	19,023	22,438
Other income	566	1,882	941
Total revenues	33,675	34,915	35,828
Credit loss expense / (release)	143	29	(148)
Personnel expenses	15,655	15,080	15,661
General and administrative expenses	11,118	9,001	9,476
Depreciation, amortization and impairment of non-financial assets	2,238	1,845	1,875
Operating expenses	29,011	25,927	27,012
Operating profit / (loss) before tax	4,521	8,960	8,964
Tax expense / (benefit)	1,206	1,844	1,903
Net profit / (loss)	3,315	7,116	7,061
Net profit / (loss) attributable to non-controlling interests	25	32	29
Net profit / (loss) attributable to shareholders	$ 3,290	$ 7,084	$ 7,032